American Century California Tax-Free and Municipal Funds

PROSPECTUS SUPPLEMENT

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CALIFORNIA TAX-FREE BOND FUND
CALIFORNIA TAX-FREE MONEY MARKET FUND

Supplement dated August 1, 2008 * Prospectus dated January 1, 2008

THE FOLLOWING REPLACES THE FEE TABLE ON PAGE 6 OF THE PROSPECTUS:

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SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Investor Class
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  Maximum Account Maintenance Fee                                       $25(1)
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ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                  DISTRIBUTION                   TOTAL ANNUAL
                     MANAGEMENT   AND SERVICE     OTHER          FUND OPERATING
                     FEE(2)       (12B-1) FEES    EXPENSES(3)    EXPENSES
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California
Tax-Free Bond

  Investor Class     0.48%        None            0.01%          0.49%
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California Tax-Free
Money Market

  Investor Class     0.49%(4)     None            0.02%          0.51%(4)
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(1)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH
     AMERICAN CENTURY INVESTMENTS ARE LESS THAN $10,000. SEE Account Maintenance
     Fee UNDER Investing Directly with American Century Investments FOR MORE
     DETAILS.

(2)  THE FUNDS PAY THE ADVISOR A SINGLE, UNIFIED MANAGEMENT FEE FOR
     ARRANGING ALL SERVICES NECESSARY FOR THE FUNDS TO OPERATE. THE FEE SHOWN IS
     BASED ON ASSETS DURING THE FUNDS' MOST RECENT FISCAL YEAR. THE FUNDS HAVE
     STEPPED FEE SCHEDULES. AS A RESULT, THE FUNDS' UNIFIED MANAGEMENT FEE RATES
     GENERALLY DECREASE AS FUND ASSETS INCREASE AND INCREASE AS FUND ASSETS
     DECREASE. FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE, SEE The
     Investment Advisor UNDER Management.

(3)  OTHER EXPENSES INCLUDE THE FEES AND EXPENSES OF THE FUNDS' INDEPENDENT
     TRUSTEES AND THEIR LEGAL COUNSEL, AND INTEREST, AS WELL AS PORTFOLIO
     INSURANCE FOR CALIFORNIA TAX-FREE MONEY MARKET. OTHER EXPENSES ALSO INCLUDE
     FEES AND EXPENSES INCURRED INDIRECTLY BY THE FUND AS A RESULT OF INVESTMENT
     IN SHARES OF ONE OR MORE MUTUAL FUNDS, HEDGE FUNDS, PRIVATE EQUITY FUNDS OR
     OTHER POOLED INVESTMENT VEHICLES.

(4)  EFFECTIVE AUGUST 1, 2008, AMERICAN CENTURY INVESTMENTS VOLUNTARILY
     WAIVED A PORTION OF THE FUND'S MANAGEMENT FEE. TAKING INTO ACCOUNT THIS
     WAIVER, THE Management Fee AND Total Annual Fund Operating Expenses WILL BE
     0.43% AND 0.45%, RESPECTIVELY. THIS FEE WAIVER IS VOLUNTARY AND MAY BE
     REVISED OR TERMINATED AT ANY TIME BY AMERICAN CENTURY INVESTMENTS WITHOUT
     NOTICE.

THE FOLLOWING REPLACES THE TABLE UNDER THE HEADING THE INVESTMENT ADVISOR ON
PAGE 12 OF THE PROSPECTUS.

MANAGEMENT FEES PAID BY THE FUNDS TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE
FISCAL YEAR ENDED AUGUST 31, 2007                                 INVESTOR CLASS
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California Tax-Free Bond                                          0.48%
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California Tax-Free Money Market                                  0.47%
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American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-61471 0808